Common Shares and Warrants (Narrative) (Details)	12 Months Ended
	Aug. 31, 2017 USD ($) mo $ / shares shares	Aug. 31, 2016 USD ($) mo $ / shares shares
Common Shares And Warrants 1		2,342,878
Common Shares And Warrants 2 | shares		121,000
Common Shares And Warrants 3		$ 35,200
Common Shares And Warrants 4		121,000
Common Shares And Warrants 5		$ 45,780
Common Shares And Warrants 6 | shares		335,720
Common Shares And Warrants 7 | shares		335,720
Common Shares And Warrants 8		$ 0.23
Common Shares And Warrants 9 | shares		261,903
Common Shares And Warrants 10		$ 25,000
Common Shares And Warrants 11 | shares		5,500,000
Common Shares And Warrants 12		$ 500,000
Common Shares And Warrants 13 | $ / shares		$ 0.23
Common Shares And Warrants 14		$ 32,900
Common Shares And Warrants 15 | shares		361,900
Common Shares And Warrants 16		$ 0.23
Common Shares And Warrants 17		$ 4,899
Common Shares And Warrants 18 | shares		275,000
Common Shares And Warrants 19		$ 47,500
Common Shares And Warrants 20 | shares		550,000
Common Shares And Warrants 21 | shares		462,000
Common Shares And Warrants 22		$ 83,532
Common Shares And Warrants 23 | shares		43,838,282
Common Shares And Warrants 24 | shares		19,840,186
Common Shares And Warrants 25 | shares		110,000
Common Shares And Warrants 26		$ 19,000
Common Shares And Warrants 27 | shares		550,000
Common Shares And Warrants 28		$ 90,000
Common Shares And Warrants 29 | $ / shares		$ 0.27
Common Shares And Warrants 30 | mo		24
Common Shares And Warrants 31		$ 2,520
Common Shares And Warrants 32 | shares		15,400
Common Shares And Warrants 33		$ 0.27
Common Shares And Warrants 34		2,903
Common Shares And Warrants 35		$ 2,500
Common Shares And Warrants 36 | shares		55,000
Common Shares And Warrants 37		$ 9,500
Common Shares And Warrants 38 | shares		210,000
Common Shares And Warrants 39		$ 21,000
Common Shares And Warrants 40 | shares		750,000
Common Shares And Warrants 41 | $ / shares		$ 0.08
Common Shares And Warrants 42		$ 60,000
Common Shares And Warrants 43 | mo		18
Common Shares And Warrants 44 | $ / shares		$ 0.15
Common Shares And Warrants 45 | shares		8,750
Common Shares And Warrants 46 | mo		18
Common Shares And Warrants 47		$ 0.15
Common Shares And Warrants 48		$ 805
Common Shares And Warrants 49 | shares		700,000
Common Shares And Warrants 50 | $ / shares		$ 0.11
Common Shares And Warrants 51		$ 77,000
Common Shares And Warrants 52 | $ / shares		$ 0.14
Common Shares And Warrants 53 | shares		250,000
Common Shares And Warrants 54 | $ / shares		$ 0.12
Common Shares And Warrants 55 | shares		1,558,525
Common Shares And Warrants 56 | $ / shares		$ 0.06
Common Shares And Warrants 57		$ 93,512
Common Shares And Warrants 58 | mo		24
Common Shares And Warrants 59 | $ / shares		$ 0.14
Common Shares And Warrants 60 | shares		3,266,666
Common Shares And Warrants 61 | $ / shares		$ 0.06
Common Shares And Warrants 62		$ 196,000
Common Shares And Warrants 63		$ 93,500
Common Shares And Warrants 64 | $ / shares		$ 0.14
Common Shares And Warrants 65 | mo		24
Common Shares And Warrants 66		$ 1,200
Common Shares And Warrants 67 | shares		50,000
Common Shares And Warrants 68		$ 0.14
Common Shares And Warrants 69		$ 5,397
Common Shares And Warrants 70 | shares		51,288,473
Common Shares And Warrants 71 | shares		12,136,241
Common Shares And Warrants 72 | shares		250,000
Common Shares And Warrants 73		$ 32,252
Common Shares And Warrants 1	$ 93,500
Common Shares And Warrants 2 | shares	252,000
Common Shares And Warrants 3	$ 35,760
Common Shares And Warrants 4 | shares	750,000
Common Shares And Warrants 5 | $ / shares	$ 0.14
Common Shares And Warrants 6	$ 32,252
Common Shares And Warrants 7	250,000
Common Shares And Warrants 8	$ 59,490
Common Shares And Warrants 9 | shares	500,000
Common Shares And Warrants 10	$ 8,000
Common Shares And Warrants 11	16,000
Common Shares And Warrants 12	$ 0
Common Shares And Warrants 13 | shares	56,250
Common Shares And Warrants 14	$ 9,000
Common Shares And Warrants 15 | shares	500,000
Common Shares And Warrants 16 | $ / shares	$ 0.31
Common Shares And Warrants 17	$ 48,313
Common Shares And Warrants 18	$ 737,508
Common Shares And Warrants 19 | shares	3,245,000
Common Shares And Warrants 20	$ 0.23
Common Shares And Warrants 21 | shares	3,245,000
Common Shares And Warrants 22 | shares	3,245,000
Common Shares And Warrants 23 | $ / shares	$ 0.23
Common Shares And Warrants 24	$ 298,777
Common Shares And Warrants 25	$ 0
Common Shares And Warrants 26 | shares	500,000
Common Shares And Warrants 27 | $ / shares	$ 0.44
Common Shares And Warrants 28	$ 112,725
Common Shares And Warrants 29 | shares	4,104,280
Common Shares And Warrants 30	$ 0.42
Common Shares And Warrants 31	$ 1,723,798
Common Shares And Warrants 32	(2,052,140)
Common Shares And Warrants 33	$ 0.60
Common Shares And Warrants 34 | mo	24
Common Shares And Warrants 35	$ 120,666
Common Shares And Warrants 36 | shares	287,300
Common Shares And Warrants 37 | mo	24
Common Shares And Warrants 38	$ 0.42
Common Shares And Warrants 39	$ 0.60
Common Shares And Warrants 40 | mo	24
Common Shares And Warrants 41	$ 64,162
Common Shares And Warrants 42	$ 61,390
Common Shares And Warrants 43 | shares	200,000
Common Shares And Warrants 44	$ 0.29
Common Shares And Warrants 45	$ 37,878
Common Shares And Warrants 46 | shares	210,000
Common Shares And Warrants 47 | $ / shares	$ 0.295
Common Shares And Warrants 48	$ 61,950
Common Shares And Warrants 49 | shares	210,000
Common Shares And Warrants 50 | $ / shares	$ 0.295
Common Shares And Warrants 51	$ 61,950
Common Shares And Warrants 52 | shares	500,000
Common Shares And Warrants 53 | $ / shares	$ 0.44
Common Shares And Warrants 54	$ 34,344
Common Shares And Warrants 55 | shares	307,500
Common Shares And Warrants 56 | $ / shares	$ 0.15
Common Shares And Warrants 57	$ 45,000
Common Shares And Warrants 58	$ 1,125
Common Shares And Warrants 59	1,014,125
Common Shares And Warrants 60	$ 177,262
Common Shares And Warrants 61 | shares	10,322,025
Common Shares And Warrants 62	$ 2,233,032
Common Shares And Warrants 63 | shares	3,245,000
Common Shares And Warrants 64 | shares	110,000
Common Shares And Warrants 65	$ 19,000
Common Shares And Warrants 66 | shares	550,000
Common Shares And Warrants 67	$ 90,000
Common Shares And Warrants 68 | $ / shares	$ 0.27
Common Shares And Warrants 69 | mo	24
Common Shares And Warrants 70	$ 2,520
Common Shares And Warrants 71 | shares	15,400
Common Shares And Warrants 72	$ 0.27
Common Shares And Warrants 73	2,903
Common Shares And Warrants 74	$ 2,500
Common Shares And Warrants 75 | shares	55,000
Common Shares And Warrants 76	$ 9,500
Common Shares And Warrants 77 | shares	210,000
Common Shares And Warrants 78	$ 21,000
Common Shares And Warrants 79 | shares	750,000
Common Shares And Warrants 80 | $ / shares	$ 0.08
Common Shares And Warrants 81	$ 60,000
Common Shares And Warrants 82 | mo	18
Common Shares And Warrants 83 | $ / shares	$ 0.15
Common Shares And Warrants 84 | shares	8,750
Common Shares And Warrants 85 | mo	18
Common Shares And Warrants 86	$ 0.15
Common Shares And Warrants 87	$ 805
Common Shares And Warrants 88 | shares	700,000
Common Shares And Warrants 89 | $ / shares	$ 0.11
Common Shares And Warrants 90	$ 77,000
Common Shares And Warrants 91 | $ / shares	$ 0.14
Common Shares And Warrants 92 | shares	250,000
Common Shares And Warrants 93 | $ / shares	$ 0.12
Common Shares And Warrants 94 | shares	1,558,525
Common Shares And Warrants 95 | $ / shares	$ 0.06
Common Shares And Warrants 96	$ 93,512
Common Shares And Warrants 97 | mo	24
Common Shares And Warrants 98 | $ / shares	$ 0.14
Common Shares And Warrants 99 | shares	3,266,666
Common Shares And Warrants 100 | $ / shares	$ 0.06
Common Shares And Warrants 101	$ 196,000
Common Shares And Warrants 102	$ 93,500
Common Shares And Warrants 103 | $ / shares	$ 0.14
Common Shares And Warrants 104 | mo	24
Common Shares And Warrants 105	$ 1,200
Common Shares And Warrants 106 | shares	50,000
Common Shares And Warrants 107	$ 0.14
Common Shares And Warrants 108	$ 5,397